Financial Instruments and Risk Management - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017	[1]	Dec. 31, 2016	[2]	Dec. 31, 2015	[2]
Financial Instruments [Abstract]
Cash	$ 409.1	$ 401.5
Cash equivalents	12.9	113.7
Cash and cash equivalents	$ 422.0	$ 515.2	[1],[2]	$ 557.2		$ 557.2		$ 545.3

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)
[2]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)